Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 76,528	$ 8,533
Restricted cash	126	0
Restricted cash included in Other non-current assets	1,138	0
Total	$ 77,792	$ 8,533	$ 17,267	$ 24,557